Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000028478 | B2B0DG904
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000028478 | B10RZP905
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000028478 | 874039100
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000028478 | 711038901
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000028478 | G4705A100
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000028478 | 710889908
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000028478 | 642910004
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000028478 | 867224958
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000028478 | BD6K45906
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000028478 | 663567907
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000028478 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000028478 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000028478 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000028478 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000028478 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000028478 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000028478 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000028478 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000028478 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000028478 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000028474 | 85914M107
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000028474 | 860630102
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000028474 | 97650W108
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000028474 | 759351604
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000028474 | 11120U105
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000028474 | 194014502
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000028474 | 388689101
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000028474 | 91307C102
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000028474 | 147448104
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000028474 | 163086101
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000028474 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000028474 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000028474 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000028474 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000028474 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000028474 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000028474 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000028474 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000028474 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000028474 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000028469 | 688910900
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000028469 | B0LMTQ900
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000028469 | ACI126S98
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000028469 | 621808906
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000028469 | B92P9G909
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000028469 | 637248907
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000028469 | 732015904
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000028469 | 645026907
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000028469 | B9N3SQ902
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000028469 | 232859900
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000028469 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000028469 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	26.10%
C000028469 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000028469 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000028469 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000028469 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000028469 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000028469 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000028469 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000028469 | SectorCash, Cash Evivalents and Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000028468 | 688910900
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000028468 | B0LMTQ900
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000028468 | ACI126S98
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000028468 | 621808906
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000028468 | B92P9G909
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000028468 | 637248907
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000028468 | 732015904
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000028468 | 645026907
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000028468 | B9N3SQ902
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000028468 | 232859900
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000028468 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000028468 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	26.10%
C000028468 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000028468 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000028468 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000028468 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000028468 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000028468 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000028468 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000028468 | SectorCash, Cash Evivalents and Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000113248 | 594918104
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000113248 | 67066G104
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000113248 | 037833100
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000113248 | 02079K107
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000113248 | 464286392
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000113248 | 912810TA6
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000113248 | 30303M102
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000113248 | BP6KMJ909
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000113248 | 023135106
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000113248 | ACI20B5Q4
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000113248 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000113248 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000113248 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000113248 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000113248 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000113248 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000113248 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000113248 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000113248 | SectorSovereign Debt
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000113248 | SectorU.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000113249 | 594918104
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000113249 | 67066G104
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000113249 | 037833100
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000113249 | 02079K107
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000113249 | 464286392
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000113249 | 912810TA6
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000113249 | 30303M102
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000113249 | BP6KMJ909
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000113249 | 023135106
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000113249 | ACI20B5Q4
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000113249 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000113249 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000113249 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000113249 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000113249 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000113249 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000113249 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000113249 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000113249 | SectorSovereign Debt
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000113249 | SectorU.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	2.70%